10. Commitments - Minimum Rent Obligations (Details) (Q2) (USD $)	Dec. 31, 2013	Jun. 30, 2014 Quarter 2 [Member]
2014 (9 months)	$ 81,000	$ 61,000
2015	83,000	83,000
2016	86,000	86,000
2017	22,000	22,000
Total	$ 272,000	$ 252,000